Income Taxes (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Federal statutory income tax rate	21.00%	35.00%
Tax benefit from change in rate			$ 165.0
Income tax benefit			(319.4)	$ (148.9)	$ (76.5)
Net Tax Benefit			259.1
Tax benefit from foreign affiliate dividends			162.3
Unrecognized tax benefits that if realized would impact effective tax rate			15.7
Foreign Tax Authority
Income Taxes [Line Items]
Charge from increases in valuation allowance			9.4
Foreign Tax Authority | Canada
Income Taxes [Line Items]
Net operating loss carryforwards			132.5
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards			681.6
Domestic Tax Authority
Income Taxes [Line Items]
Charge from increases in valuation allowance			58.8
Domestic Tax Authority | United States
Income Taxes [Line Items]
Net operating loss carryforwards			1,188.5
Credit carryforward			$ 68.3
Pro Forma
Income Taxes [Line Items]
Federal statutory income tax rate			31.50%